DEBT	6 Months Ended
Jun. 30, 2014
DEBT
DEBT

6.          DEBT

During the six months ended June 30, 2014, the Company completed aggregate issuances of unsecured, medium-term notes of $1,830 million and senior notes of US$1,500 million which carry interest rates of 0.7% to 4.6% and have maturities ranging from three to 30 years, with the exception of $130 million that matures in 50 years.

CREDIT FACILITIES

The following table provides details of the Company’s committed credit facilities at June 30, 2014 and December 31, 2013.

		June 30, 2014			December 31, 2013
	Maturity Dates	Total Facilities	Draws[2]	Available	Total Facilities
(millions of Canadian dollars)
Liquids Pipelines	2015	300	196	104	300
Gas Distribution	2016-2019	1,008	708	300	713
Sponsored Investments	2015-2018	4,797	1,831	2,966	4,781
Corporate	2015-2018	11,947	3,986	7,961	11,805
		18,052	6,721	11,331	17,599
Southern Lights project financing[1]	2014-2015	1,574	1,502	72	1,570
Total committed credit facilities		19,626	8,223	11,403	19,169

1         Total facilities are inclusive of $63 million for debt service reserve letters of credit.

2         Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.

In addition to the committed credit facilities noted above, the Company also has $269 million of uncommitted demand credit facilities, of which $250 million was unutilized as at June 30, 2014.

Subsequent to June 30, 2014, the Company has extended the maturity of a number of credit facilities for another year and increased committed credit facilities by $75 million.

Credit facilities carry a weighted average standby fee of 0.2% per annum on the unused portion and draws bear interest at market rates. Certain credit facilities serve as a back-stop to the commercial paper programs and the Company has the option to extend the facilities, which are currently set to mature from 2014 to 2019.

Commercial paper and credit facility draws, net of short-term borrowings, of $5,803 million (December 31, 2013 - $4,580 million) are supported by the availability of long-term committed credit facilities and therefore have been classified as long-term debt.